                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]: Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Richard Pender
Title:   Managing Director - Global Equities
Phone:   (301) 215-8697

Signature, Place, and Date of Signing:

      /s/ Richard Pender            Chevy Chase, Maryland         08/03/07
 -----------------------------  -----------------------------  ---------------
          [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None

Form 13F Information Table Entry Total:          33

Form 13F Information Table Value Total:   1,904,825
                                         (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
             --------               -------------- --------- ------------ ------------------ ---------- -------- ----------------
                                                                                                                 VOTING AUTHORITY
                                                                VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      -------------- --------- ------------ --------- --- ---- ---------- -------- ---- ------ ----
ALLTEL CORP                         COMMON         020039103       50,561   748,500 SH  N/A     SOLE      N/A     X    N/A   N/A
AMERICAN INTERNATIONAL GROUP        COMMON         026874107       56,024   800,000 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE COMPUTER INC                  COMMON         037833100       42,714   350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CHESAPEAKE ENERGY                   COMMON         165167107       65,740 1,900,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CITADEL BROADCASTING CORP.          COMMON         17285T106          867   134,393 SH  N/A     SOLE      N/A     X    N/A   N/A
CITIGROUP INC                       COMMON         172967101       51,290 1,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY                     COMMON         244199105       69,426   575,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DELL INC.                           COMMON         24702R101       75,658 2,650,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO                      COM DISNEY     254687106       59,745 1,750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENENTECH INC                       COMMON NEW     368710406       56,745   750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENERAL ELECTRIC COMPANY            COMMON         369604103       69,861 1,825,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES MSCI EAFE INDEX FUND        MSCI EAFE IDX  464287465          404     5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES MSCI EMERGING MARKETS
  INDEX FD                          MSCI EMERG MKT 464287234      223,805 1,700,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JACOBS ENGINEERING GROUP            COMMON         469814107        5,751   100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JOHNSON & JOHNSON                   COMMON         478160104       56,999   925,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JP MORGAN CHASE & CO                COMMON         46625H100       60,563 1,250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
LEHMAN BROTHERS HOLDINGS INC        COMMON         524908100       60,640   800,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MORGAN STANLEY DEAN WITTER
  DISCOVER &CO                      COMMON NEW     617446448       62,910   750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NRG ENERGY INC                      COMMON NEW     629377508       49,884 1,200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
POWERSHARES QQQ TR UNIT SER 1       UNIT SER 1     73935A104       57,120 1,200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY            COMMON         742718109       58,131   950,000 SH  N/A     SOLE      N/A     X    N/A   N/A
QUALCOMM INC                        COMMON         747525103       69,424 1,600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCHLUMBERGER LTD                    COMMON         806857108       74,323   875,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST SERIES 1                 UNIT SER 1     78462F103      312,142 2,075,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPRINT NEXTEL CORP                  COM FON        852061100       70,414 3,400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYMANTEC CORPORATION                COMMON         871503108       73,730 3,650,000 SH  N/A     SOLE      N/A     X    N/A   N/A
YAHOO! INC                          COMMON         984332106       54,260 2,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOLOR CORPORATION                  COMMON         00724X102           70    18,750 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS             COMMON         528872104          267    83,181 SH  N/A     SOLE      N/A     X    N/A   N/A
FAVRILLE, INC                       COMMON         312088404       560.10   151,788 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT, INC                       COMMON         98411C100     2,433.37    54,781 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS, INC         COMMON         015384100     4,624.15   559,147 SH  N/A     SOLE      N/A     X    N/A   N/A
DOUGLAS EMMETT, INC                 COMMON         25960P109     7,742.51   312,955 SH  N/A     SOLE      N/A     X    N/A   N/A
                                                             1,904,824.79
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